UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
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Address:   153 E 53rd
           --------------------------------------------------
           48th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 508-7032
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Ilan Mandel        New York, New York     February 12, 2000
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              28
                                               -------------

Form 13F Information Table Value Total:         $86,165
                                               -------------
                                                (thousands)

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


Scout Capital Management, LLC

UNIT                                             TITLE               TOTAL                  VOTING AUTHORITY
DESCRIPTION                           CUSIP    OF CLASS  SHR/FACE    VALUE        SOLE      SHARED      NONE

IVAX CORP                           465823102     COM     162200     6212260      162200      0          0
SHERWIN WILLIAMS CO                 824348106     COM     100000     2631250      100000      0          0
ADELPHIA COMMUNICATIONS CORP          6848105     CL A     40000     2065000       40000      0          0
AMPHENOL CORP-CL A                   32095101     CL A     70000     2743125       70000      0          0
COMCAST CORP-SPECIAL CL A           200300200  CL A SPL    50000     2087500       50000      0          0
LIMITED INC                         532716107     COM     160000     2730000      160000      0          0
METHOD ELECTRONICS  INC CL A        591520200     CL A    488100    11195793      488100      0          0
CRESTLINE CAP CORP                  226153104     COM     231500     5961125      231500      0          0
MORGAN STANLEY DEAN WITTER          617446448     COM      30000     2377500       30000      0          0
ORTHOLOGIC CORP                     68750J107     COM     783900     2253712      783900      0          0
MILLIPORE CORP                      601073109     COM      87000     5481000       87000      0          0
TYCO INTERNATIONAL LTD NEW          902124106     COM      40000     2220000       40000      0          0
H & R BLOCK  INC                     93671105     COM     135000     5585625      135000      0          0
MICROSOFT CORP                      594918104     COM      55000     2385625       55000      0          0
ORACLE SYSTEMS CORP                 68389X105     COM      62500     1816406       62500      0          0
QUALCOMM INC                        747525103     COM      21500     1767031       21500      0          0
CONCEPTUS INC                       206016107     COM     224000     2940000      224000      0          0
CONESTOGA ENTERPRISES INC           207015108     COM      41200      710700       41200      0          0
COSTAR GROUP INC                    22160N109     COM       2000       47250        2000      0          0
D & E COMMUNICATIONS INC            232860106     COM      34700      752556       34700      0          0
FOX ENTERTAINMENT GROUP INC         35138T107     CL A    125000     2234375      125000      0          0
GUESS INC                           401617105     COM     577000     3065312      577000      0          0
INVITROGEN CORP                     46185R100     COM      43000     3714125       43000      0          0
MAPICS INC                          564910107     COM     627600     3138000      627600      0          0
NOVA CORP-GA                        669784100     COM     203700     4061268      203700      0          0
PUT STRATOS LIGHTWAVE MAR 40        863100103     COM        150      358125         150      0          0
PUT STRATOS LIGHTWAVE MAR 45        863100103     COM        250      737500         250      0          0
SYBRON DENTAL SPECIALTIES INC       871142105     COM     290000     4893750      290000      0          0


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